Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Assets at Fair Value

The Company’s derivative instruments are presented in its financial statements on a net basis. The following table presents information related to the Company’s derivative instruments as of June 30, 2015 and 2014 and December 31, 2014 (dollars in thousands):

Non-designated derivatives:

	As of June 30, 2015
	Notional Amount	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Balance Sheets (1)	Net Amounts of Assets Presented in the Consolidated Balance Sheets (2)

Forward currency exchange contracts
Assets	$—	$—	$—	$—
Liabilities	$22,753	$69	$—	$69

	As of June 30, 2014
	Notional Amount	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Balance Sheets (1)	Net Amounts of Assets Presented in the Consolidated Balance Sheets (2)

Forward currency exchange contracts
Assets	$35,843	$—	$(93)	$(93)
Liabilities	$—	$—	$—	$—

	As of December 31, 2014
	Notional Amount	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Balance Sheets (1)	Net Amounts of Assets Presented in the Consolidated Balance Sheets (2)

Forward currency exchange contracts
Assets	$—	$—	$—	$—
Liabilities	$112,593	$213	$—	$213

(1)	As of June 30, 2015 and 2014 and December 31, 2014, the Company had no gross amounts of recognized derivative instruments that the Company makes an accounting policy election not to offset. In addition, there is no financial collateral related to the Company’s derivatives. The Company has no liabilities that are subject to an enforceable master netting agreement or similar arrangement.
(2)	Represents the fair value of forward currency contracts, which is recorded in “Accounts payable and accrued expenses” in the consolidated balance sheets.

The Company’s derivative instruments are presented in its financial statements on a net basis. The following table presents information related to the Company’s derivative instruments as of December 31, 2014 (dollars in thousands):

Non-designated derivatives:

	As of December 31, 2014
Forward currency exchange contracts	Notional Amount	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Balance Sheets (1)	Net Amounts of Assets Presented in the Consolidated Balance Sheets (2)
Assets	$—	$—	$—	$—

Liabilities	$112,593	$213	$—	$213

(1)	As of December 31, 2014, the Company had no gross amounts of recognized derivative instruments that the Company makes an accounting policy election not to offset. In addition, there is no financial collateral related to the Company’s derivatives. The Company has no liabilities that are subject to an enforceable master netting agreement or similar arrangement.
(2)	Represents the fair value of forward currency contracts, which is recorded in “Prepaid expenses and other assets” in the consolidated balance sheets.

Effect Of Derivative Instruments

The following table presents information on the effect of derivative instruments on the consolidated results of operations and accumulated other comprehensive income (“AOCI”) for the three months ended June 30, 2015 and 2014 (dollars in thousands):

	Gains (Losses) Recognized in Income		Gains (Losses) Recognized in AOCI		Gains (Losses) Reclassified From AOCI into Income

	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,

	2015	2014	2015	2014	2015	2014
Non-designated derivatives:
Forward currency exchange contracts (1)	$(1,733)	$(995)	$—	$—	$—	$—

Total	$(1,733)	$(995)	$—	$—	$—	$—

	Gains (Losses) Recognized in Income		Gains (Losses) Recognized in AOCI		Gains (Losses) Reclassified From AOCI into Income

	Six Months Ended June 30,		Six Months Ended June 30,		Six Months Ended June 30,

	2015	2014	2015	2014	2015	2014
Non-designated derivatives:
Forward currency exchange contracts (1)	$2,196	$(1,755)	$—	$—	$—	$—

Total	$2,196	$(1,755)	$—	$—	$—	$—

(1)	The gains (losses) on these derivatives substantially offset the (losses) gains on the hedged portion of the foreign intercompany balances.

The following table presents information on the effect of derivative instruments on the consolidated results of operations and AOCI for years ended December 31, 2014, 2013 and 2012 (dollars in thousands):

	Gains (Losses) Recognized in Income			Gains (Losses) Recognized in AOCI			Gains (Losses) Reclassified From AOCI into Income
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Non-designated derivatives:
Forward currency exchange contracts (1)	$287	$(1,813)	$(4,794)	$—	$—	$—	$—	$—	$—

Total	$287	$(1,813)	$(4,794)	$—	$—	$—	$—	$—	$—

(1)	The gains (losses) on these derivatives substantially offset the (losses) gains on the hedged portion of the foreign intercompany balances.